Stock-based compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units vested in period total fair market value	$ 5,055	$ 12,138	$ 3,648
Share-based compensation arrangement by share-based payment award, options, outstanding, intrinsic value (in dollars per share)	$ 5.13
Intrinsic value of stock options exercised	$ 0	6,146	10,498
Share-based compensation expense	7,292	12,338	7,312
Cash received from stock based award exercises for the period	$ 340	$ 889	$ 370
Common stock shares reserved for future issuance	1,160,817	1,892,459
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options weighted average vesting period	3 years
Share-based payment award, granted in period (in shares)	0	0	0
Award vesting period	6 years
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, granted in period (in shares)	622,781	723,908	1,409,680
Restricted Stock Units (RSUs) | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	1 year
Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Restricted Stock Units (RSUs) | Maximum | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, vesting percentage	33.00%
Award vesting period	1 year
Restricted Stock Units (RSUs) | Maximum | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Restricted Stock Units (RSUs) | Minimum | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, vesting percentage	25.00%
Restricted Stock Units (RSUs) | Minimum | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years